Average Annual Total Returns - MCI - Victory INCORE Fund for Income	Class I 1 Year	Class I 5 Years	Class I Life of Class		Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Years	Class I After Taxes on Distributions Life of Class		Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I After Taxes on Distributions and Sale of Fund Shares Life of Class		Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	3.05%	2.07%	2.01%	[1]	1.05%	(0.18%)	(0.19%)	[1]	1.80%	0.58%	0.58%	[1]	4.34%	2.35%	1.79%	[1]

[1]	Inception date of Class I is March 1, 2011.